Annual Total Returns[BarChart] - Federated Hermes MDT Mid Cap Growth Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.59%)	6.69%	40.14%	13.65%	(4.98%)	9.97%	24.42%	(3.26%)	27.95%	35.40%